Mandatorily Redeemable Non-controlling Interests - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Noncontrolling Interest [Line Items]
Minority Interests Ownership Percentage By Parent	30.00%
Dividend rate, preferred stock	1.50%	8.00%
Yunfu EHang Intelligent Technology Limited("Yunfu") [Member]
Noncontrolling Interest [Line Items]
Cash consideration paid for non controlling interests	¥ 40,000
Minority Interests Ownership Percentage By Parent	30.00%
Accumultaed interest on non controlling interests		¥ 200	$ 31	¥ 160
Yunfu EHang Intelligent Technology Limited("Yunfu") [Member] | Third Party [Member]
Noncontrolling Interest [Line Items]
Minority Interests Ownership Percentage By Parent	30.00%